UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

July 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 38.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 1.0%
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	220,000	$2,800,117
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,757,953
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,825,360
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,236,638
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	141,300	1,807,971

Total Bangladesh			$10,428,039

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	3,217	$1,433,302
Republic of Srpska, 1.50%, 10/30/23	BAM	6,226	2,738,070
Republic of Srpska, 1.50%, 12/15/23	BAM	1,432	617,651
Republic of Srpska, 1.50%, 6/15/24	BAM	863	362,875
Republic of Srpska, 1.50%, 5/31/25	BAM	4,621	1,780,840
Republic of Srpska, 1.50%, 6/9/25	BAM	346	135,326
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	834,139

Total Bosnia and Herzegovina			$7,902,203

Brazil — 0.5%
Nota do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	11,958	$5,405,914

Total Brazil			$5,405,914

Chile — 1.4%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000	$8,388,484
Government of Chile, 6.00%, 1/1/15	CLP	3,270,000	6,466,806

Total Chile			$14,855,290

Colombia — 4.0%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	32,300,000	$17,846,613
Titulos De Tesoreria B, 9.25%, 5/14/14	COP	28,000,000	15,390,949
Titulos De Tesoreria B, 13.50%, 9/12/14	COP	17,000,000	9,859,506

Total Colombia			$43,097,068

Costa Rica — 0.5%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,664,608
Titulo Propiedad UD, 1.00%, 1/12/22 (1)	CRC	504,001	879,221
Titulo Propiedad UD, 1.63%, 7/13/16 (1)	CRC	279,392	542,576

Total Costa Rica			$5,086,405

Georgia — 1.7%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	1,000	$610,054
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	8,200	5,022,442
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	8,576	5,263,620
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	333,744
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530	1,554,965
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400	245,233
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	329,501
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	349,463
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,872	2,473,540

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 12.00%, 9/15/14	GEL	1,000	$647,129
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	340,271
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500	1,583,473

Total Georgia			$18,753,435

Ghana — 3.6%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,565	$658,378
Ghana Government Bond, 16.90%, 3/7/16	GHS	13,618	6,186,801
Ghana Government Bond, 19.24%, 5/30/16	GHS	13,219	6,280,448
Ghana Government Bond, 21.00%, 10/26/15	GHS	36,870	18,295,427
Ghana Government Bond, 23.00%, 8/21/17	GHS	3,400	1,791,538
Ghana Government Bond, 24.00%, 5/25/15	GHS	4,400	2,265,154
Ghana Government Bond, 26.00%, 6/5/17	GHS	5,513	3,102,918

Total Ghana			$38,580,664

Jordan — 2.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500	$3,551,842
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500	2,135,850
Jordan Government Bond, 6.511%, 5/15/16	JOD	2,000	2,828,716
Jordan Government Bond, 7.078%, 7/18/14	JOD	2,500	3,588,434
Jordan Government Bond, 7.77%, 7/4/15	JOD	2,000	2,918,837
Jordan Government Bond, 7.792%, 7/11/15	JOD	3,000	4,380,320
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,500	3,640,877

Total Jordan			$23,044,876

Lebanon — 0.3%
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	5,043,330	$3,447,188

Total Lebanon			$3,447,188

Mexico — 0.8%
Mexican Bonos, 8.00%, 12/19/13	MXN	110,479	$8,790,419

Total Mexico			$8,790,419

Peru — 3.5%
Republic of Peru, 4.40%, 9/12/13	PEN	66,000	$23,690,129
Republic of Peru, 9.91%, 5/5/15	PEN	31,641	12,477,599
Republic of Peru, 9.91%, 5/5/15 (2)	PEN	3,174	1,251,664

Total Peru			$37,419,392

Philippines — 0.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,605,243

Total Philippines			$2,605,243

Romania — 3.5%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$8,195,110
Romania Government Bond, 5.80%, 10/26/15	RON	61,580	19,095,700
Romania Government Bond, 5.85%, 7/28/14	RON	20,160	6,166,195
Romania Government Bond, 11.00%, 3/5/14	RON	11,720	3,669,138

Total Romania			$37,126,143

Russia — 2.9%
Russia Government Bond, 7.10%, 3/13/14	RUB	1,009,939	$30,863,293

Total Russia			$30,863,293

Serbia — 1.8%
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750	$3,232,486
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750	1,583,356

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	369,570	$3,979,545
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020	1,772,084
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	56,710	653,415
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080	3,428,383
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	283,030	3,203,571
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	96,530	1,088,691

Total Serbia			$18,941,531

Sri Lanka — 2.8%
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	437,480	$2,850,184
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	2,090,070	14,368,355
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	1,084,210	7,387,193
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350	5,567,592

Total Sri Lanka			$30,173,324

Sweden — 0.1%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510	$923,914
Government of Sweden, 6.75%, 5/5/14	SEK	395	63,263

Total Sweden			$987,177

Turkey — 2.1%
Turkey Government Bond, 0.00%, 9/11/13	TRY	43,379	$22,256,337

Total Turkey			$22,256,337

Uruguay — 1.9%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300	$2,213,638
Monetary Regulation Bill, 0.00%, 2/27/14 (1)	UYU	3,812	177,421
Monetary Regulation Bill, 0.00%, 3/26/15 (1)	UYU	35,704	1,625,253
Republic of Uruguay, 4.375%, 12/15/28 (1)	UYU	7,414	386,648
Uruguay Notas Del Tesoro, 2.25%, 8/23/17 (1)	UYU	95,533	4,423,332
Uruguay Notas Del Tesoro, 2.75%, 6/16/16 (1)	UYU	47,832	2,255,949
Uruguay Notas Del Tesoro, 4.00%, 6/14/15 (1)	UYU	89,386	4,350,879
Uruguay Notas Del Tesoro, 4.25%, 1/5/17 (1)	UYU	70,983	3,532,764
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	1,183,078

Total Uruguay			$20,148,962

Vietnam — 3.0%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000	$2,646,374
Vietnam Government Bond, 9.10%, 12/15/14	VND	121,116,200	5,884,661
Vietnam Government Bond, 10.80%, 4/15/15	VND	47,866,000	2,389,305
Vietnam Government Bond, 11.00%, 4/15/14	VND	53,000,000	2,582,405
Vietnam Government Bond, 11.33%, 5/13/15	VND	80,000,000	4,051,891
Vietnam Government Bond, 11.59%, 2/20/14	VND	150,852,100	7,305,452
Vietnam Government Bond, 12.10%, 1/16/15	VND	80,000,000	4,050,724
Vietnam Government Bond, 12.34%, 7/25/14	VND	60,519,000	3,014,105

Total Vietnam			$31,924,917

Total Foreign Government Bonds (identified cost $426,540,791)			$411,837,820

Collateralized Mortgage Obligations — 0.1%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$303,990	$338,158

Security	Principal Amount		Value
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39 (3)		$785,924	$878,698

Total Collateralized Mortgage Obligations (identified cost $1,130,736)			$1,216,856

Mortgage Pass-Throughs — 0.9%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.22%, with maturity at 2035(4)		$1,263,342	$1,328,515
4.061%, with maturity at 2035(4)		1,134,887	1,242,347
6.50%, with various maturities to 2036		2,103,500	2,371,501
7.00%, with maturity at 2033		773,008	883,091
7.50%, with maturity at 2035		438,119	512,991
8.50%, with maturity at 2032		385,923	465,597

			$6,804,042

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,130,985	$1,330,850
8.00%, with maturity at 2016		230,476	242,696
9.00%, with various maturities to 2024		740,301	862,858

			$2,436,404

Total Mortgage Pass-Throughs (identified cost $8,710,164)			$9,240,446

U.S. Treasury Obligations — 7.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bond, 11.25%, 2/15/15(5)		$68,200	$79,732,756

Total U.S. Treasury Obligations (identified cost $79,693,895)			$79,732,756

Precious Metals — 5.0%

Description	Troy Ounces		Value
Gold(6)		23,955	$31,714,211
Platinum(6)		15,282	21,960,517

Total Precious Metals (identified cost $61,952,385)			$53,674,728

Short-Term Investments — 45.3%

Foreign Government Securities — 29.2%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.3%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,920,986

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	$1,772,499

Total Georgia			$3,693,485

Israel — 0.4%
Israel Treasury Bill, 0.00%, 1/8/14	ILS	16,456	$4,593,972

Total Israel			$4,593,972

Kenya — 1.6%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	367,500	$3,981,799
Kenya Treasury Bill, 0.00%, 4/21/14	KES	365,000	3,945,623
Kenya Treasury Bill, 0.00%, 6/9/14	KES	526,000	5,589,227
Kenya Treasury Bill, 0.00%, 6/16/14	KES	324,000	3,433,850

Total Kenya			$16,950,499

Lebanon — 3.9%
Lebanon Treasury Bill, 0.00%, 8/15/13	LBP	4,094,600	$2,707,472
Lebanon Treasury Bill, 0.00%, 11/7/13	LBP	9,001,090	5,884,583
Lebanon Treasury Bill, 0.00%, 11/21/13	LBP	5,989,110	3,908,123
Lebanon Treasury Bill, 0.00%, 12/5/13	LBP	3,571,790	2,326,353
Lebanon Treasury Bill, 0.00%, 12/19/13	LBP	8,395,160	5,457,588
Lebanon Treasury Bill, 0.00%, 1/2/14	LBP	5,042,060	3,271,601
Lebanon Treasury Bill, 0.00%, 1/16/14	LBP	1,743,340	1,128,363
Lebanon Treasury Bill, 0.00%, 2/20/14	LBP	4,514,930	2,908,048
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,122,060	1,346,955
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	17,063,990	10,807,320
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	2,791,450	1,760,739

Total Lebanon			$41,507,145

Malaysia — 4.4%
Bank Negara Monetary Note, 0.00%, 8/13/13	MYR	30,259	$9,318,738
Bank Negara Monetary Note, 0.00%, 9/5/13	MYR	7,144	2,196,143
Bank Negara Monetary Note, 0.00%, 9/17/13	MYR	37,700	11,578,220
Bank Negara Monetary Note, 0.00%, 10/22/13	MYR	7,528	2,305,541
Bank Negara Monetary Note, 0.00%, 10/29/13	MYR	28,402	8,693,635
Bank Negara Monetary Note, 0.00%, 11/12/13	MYR	10,924	3,340,521
Bank Negara Monetary Note, 0.00%, 11/19/13	MYR	24,629	7,527,159
Bank Negara Monetary Note, 0.00%, 12/10/13	MYR	6,800	2,074,727

Total Malaysia			$47,034,684

Mauritius — 0.4%
Mauritius Treasury Bill, 0.00%, 4/25/14	MUR	37,100	$1,177,222
Mauritius Treasury Bill, 0.00%, 5/9/14	MUR	94,600	2,997,865

Total Mauritius			$4,175,087

Mexico — 3.1%
Mexico Cetes, 0.00%, 9/19/13	MXN	243,962	$19,002,401
Mexico Cetes, 0.00%, 3/6/14	MXN	52,245	3,996,367
Mexico Cetes, 0.00%, 4/3/14	MXN	122,857	9,364,765
Mexico Cetes, 0.00%, 6/26/14	MXN	8,070	609,596

Total Mexico			$32,973,129

Nigeria — 1.9%
Nigeria Treasury Bill, 0.00%, 8/22/13	NGN	161,925	$1,001,423
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	122,393	744,117
Nigeria Treasury Bill, 0.00%, 12/5/13	NGN	864,580	5,144,364

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	$5,149,323
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	322,507	1,796,502
Nigeria Treasury Bill, 1.00%, 10/24/13	NGN	1,078,598	6,524,752

Total Nigeria			$20,360,481

Philippines — 2.4%
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	791,470	$18,221,001
Philippine Treasury Bill, 0.00%, 8/22/13	PHP	48,120	1,107,343
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	99,140	2,278,827
Philippine Treasury Bill, 0.00%, 11/6/13	PHP	140,070	3,216,781
Philippine Treasury Bill, 0.00%, 1/2/14	PHP	27,570	632,530

Total Philippines			$25,456,482

Romania — 0.2%
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	$2,127,033

Total Romania			$2,127,033

Serbia — 1.0%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	305,350	$3,379,683
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	650,200	7,112,916

Total Serbia			$10,492,599

Singapore — 3.0%
Monetary Authority of Singapore, 0.00%, 10/4/13	SGD	11,192	$8,803,587
Singapore Treasury Bill, 0.00%, 11/15/13	SGD	18,238	14,341,748
Singapore Treasury Bill, 0.00%, 1/10/14	SGD	12,021	9,449,663

Total Singapore			$32,594,998

South Korea — 1.6%
Korea Monetary Stabilization Bond, 0.00%, 10/1/13	KRW	2,518,780	$2,232,837
Korea Monetary Stabilization Bond, 0.00%, 10/8/13	KRW	10,000,000	8,860,085
Korea Monetary Stabilization Bond, 0.00%, 10/15/13	KRW	6,805,370	6,024,275

Total South Korea			$17,117,197

Sri Lanka — 1.7%
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	$381,112
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	2,029,410
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	798,950	5,747,151
Sri Lanka Treasury Bill, 0.00%, 3/7/14	LKR	874,790	6,280,305
Sri Lanka Treasury Bill, 0.00%, 3/28/14	LKR	9,550	68,154
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	38,860	275,094
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	42,030	296,336
Sri Lanka Treasury Bill, 0.00%, 6/6/14	LKR	515,820	3,607,671

Total Sri Lanka			$18,685,233

Thailand — 3.0%
Bank of Thailand, 0.00%, 9/12/13	THB	286,400	$9,123,662
Bank of Thailand, 0.00%, 1/9/14	THB	720,500	22,760,872

Total Thailand			$31,884,534

Uruguay — 0.1%
Monetary Regulation Bill, 0.00%, 1/31/14 (1)	UYU	22,594	$1,052,631

Total Uruguay			$1,052,631

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	14,250	$2,303,429

Total Zambia			$2,303,429

Total Foreign Government Securities (identified cost $320,066,584)			$313,002,618

U.S. Treasury Obligations — 9.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/19/13(5)		$71,000	$70,997,586
U.S. Treasury Note, 4.25%, 11/15/13		25,000	25,303,225

Total U.S. Treasury Obligations (identified cost $96,295,585)			$96,300,811

Other — 7.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(7)		$76,263	$76,263,000

Total Other (identified cost $76,263,000)			$76,263,000

Total Short-Term Investments (identified cost $492,625,169)			$485,566,429

Total Investments — 97.1% (identified cost $1,070,653,140)			$1,041,269,035

Other Assets, Less Liabilities — 2.9%			$31,361,041

Net Assets — 100.0%			$1,072,630,076

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AZN	-	Azerbaijani Manat

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

ILS	-	Israeli Shekel

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

KRW	-	South Korean Won

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2013, the aggregate value of these securities is $1,251,664 or 0.1% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2013.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Non-income producing.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $95,404.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2013 were $55,211,186 or 5.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/7/13	Israeli Shekel 13,598,000	United States Dollar 3,752,208	Bank of America	$(62,647)
9/23/13	Euro 78,439,015	United States Dollar 105,181,479	State Street Bank and Trust Co.	811,596
10/10/13	Danish Krone 8,600,000	Euro 1,153,806	Goldman Sachs International	(390)
10/29/13	Romanian Leu 10,819,786	Euro 2,442,132	Credit Suisse International	16,493
1/3/14	Brazilian Real 12,890,000	United States Dollar 5,665,934	State Street Bank and Trust Co.	193,333
3/21/14	Croatian Kuna 28,911,000	Euro 3,750,730	Citibank NA	(93,982)
4/30/14	Peruvian New Sol 23,874,000	United States Dollar 8,954,989	Bank of Nova Scotia	583,708

				$1,448,111

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
8/5/13	Indian Rupee 337,061,000	United States Dollar 5,607,450	Bank of America	$(67,726)
8/7/13	Israeli Shekel 13,598,000	United States Dollar 3,798,008	JPMorgan Chase Bank	16,846
8/8/13	Zambian Kwacha 2,518,000	United States Dollar 459,489	Standard Chartered Bank	(689)
8/8/13	Zambian Kwacha 3,710,000	United States Dollar 677,007	Standard Chartered Bank	(1,015)
8/8/13	Zambian Kwacha 2,902,000	United States Dollar 529,852	Standard Chartered Bank	(1,084)
8/8/13	Zambian Kwacha 9,750,000	United States Dollar 1,779,652	Standard Chartered Bank	(3,121)
8/12/13	Indian Rupee 600,325,000	United States Dollar 9,935,126	Credit Suisse International	(83,436)
8/12/13	Peruvian New Sol 15,806,000	United States Dollar 5,666,248	Standard Chartered Bank	(20,114)
8/16/13	Indonesian Rupiah 104,959,530,000	United States Dollar 10,688,343	State Street Bank and Trust Co.	(541,658)
8/19/13	Indonesian Rupiah 77,294,000,000	United States Dollar 7,528,392	Nomura International PLC	(66,512)
8/21/13	Chilean Peso 1,671,004,000	United States Dollar 3,283,238	Standard Chartered Bank	(40,489)
9/3/13	Philippine Peso 98,161,108	United States Dollar 2,269,254	Goldman Sachs International	(4,607)
9/3/13	Philippine Peso 49,877,256	United States Dollar 1,153,045	JPMorgan Chase Bank	(2,341)
9/5/13	Philippine Peso 204,451,000	United States Dollar 4,704,565	Bank of America	12,420
9/5/13	Philippine Peso 169,688,000	United States Dollar 3,905,093	Goldman Sachs International	9,859
9/5/13	Philippine Peso 178,619,000	United States Dollar 4,109,207	JPMorgan Chase Bank	11,797

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/11/13	New Turkish Lira 15,707,543	United States Dollar 7,921,900	Standard Chartered Bank	$130,490
9/12/13	Kenyan Shilling 562,000,000	United States Dollar 6,422,857	Standard Chartered Bank	(37,146)
9/13/13	Serbian Dinar 1,396,093,906	Euro 12,089,487	Citibank NA	75,834
9/13/13	Serbian Dinar 459,266,000	Euro 3,999,704	Deutsche Bank	(5,238)
9/18/13	Indian Rupee 939,299,000	United States Dollar 15,623,086	Standard Chartered Bank	(336,883)
9/20/13	Norwegian Krone 262,737,281	Euro 33,106,599	Citibank NA	454,398
9/20/13	Swedish Krona 114,735,960	Euro 13,149,123	Deutsche Bank	87,654
9/20/13	Swedish Krona 84,875,963	Euro 9,727,124	Standard Chartered Bank	64,768
9/23/13	Euro 2,880,263	United States Dollar 3,745,839	Goldman Sachs International	86,599
9/24/13	Polish Zloty 117,125,408	Euro 26,906,825	Bank of America	724,819
9/25/13	Israeli Shekel 40,553,000	United States Dollar 11,176,552	Bank of America	187,426
10/1/13	Philippine Peso 49,083,355	United States Dollar 1,134,167	Goldman Sachs International	(1,257)
10/1/13	Philippine Peso 99,178,281	United States Dollar 2,290,650	JPMorgan Chase Bank	(1,480)
10/10/13	Danish Krone 8,600,000	Euro 1,153,619	State Street Bank and Trust Co.	639
10/10/13	Philippine Peso 11,988,000	United States Dollar 274,137	Bank of America	2,546
10/10/13	Philippine Peso 10,435,000	United States Dollar 238,678	Goldman Sachs International	2,161
10/15/13	Kenyan Shilling 100,000,000	United States Dollar 1,135,718	Standard Chartered Bank	(4,781)
10/15/13	Yuan Offshore Renminbi 141,737,000	United States Dollar 22,944,071	Bank of America	45,651
10/15/13	Yuan Offshore Renminbi 161,902,000	United States Dollar 26,216,825	BNP Paribas SA	43,658
10/25/13	Mauritian Rupee 84,078,000	Euro 2,033,817	Standard Bank	1,880
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	11,077
10/31/13	Indian Rupee 481,685,000	United States Dollar 7,948,991	BNP Paribas SA	(200,669)
10/31/13	Indian Rupee 491,551,000	United States Dollar 8,111,804	Goldman Sachs International	(204,779)
11/29/13	Kenyan Shilling 200,000,000	United States Dollar 2,305,476	Standard Chartered Bank	(56,704)
3/14/14	Kenyan Shilling 308,211,000	United States Dollar 3,326,975	Standard Bank	58,404
4/11/14	Kenyan Shilling 78,701,000	United States Dollar 854,053	Standard Chartered Bank	3,476
5/30/14	Armenian Dram 2,215,900,000	United States Dollar 5,000,000	VTB Capital PLC	(66,852)
7/17/14	Armenian Dram 1,188,310,000	United States Dollar 2,712,417	VTB Capital PLC	18,692
7/22/14	Indonesian Rupiah 77,639,000,000	United States Dollar 6,838,031	Australia and New Zealand Banking Group Limited	5,432

				$307,945

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	34 U.S. 5-Year Treasury Note	Short	$(4,168,719)	$(4,126,485)	$42,234
9/13	14 U.S. 10-Year Treasury Note	Short	(1,813,148)	(1,770,125)	43,023
9/13	7 U.S. Long Treasury Bond	Short	(984,285)	(938,438)	45,847
12/13	83 Gold	Short	(11,032,940)	(10,897,900)	135,040

					$266,144

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 36,000,000 Banco de Guatemala, 0%, due 12/2/13	3-month USD-LIBOR-BBA + 50 bp on $4,457,037 (Notional Amount) plus Notional Amount at termination date	12/4/13	$66,914
Citibank NA	Total return on GTQ 43,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $5,285,022 (Notional Amount) plus Notional Amount at termination date	3/4/14	64,443
Citibank NA	Total return on GTQ 29,000,000 Banco de Guatemala, 0%, due 3/2/14	3-month USD-LIBOR-BBA + 50 bp on $3,582,453 (Notional Amount) plus Notional Amount at termination date	3/5/14	27,811

				$159,168

GTQ	-	Guatemalan Quetzal

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodity-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$135,040	$—

		$135,040	$—

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,661,656	$(1,905,600)
Foreign Exchange	Total Return Swaps	159,168	—

		$3,820,824	$(1,905,600)

Interest Rate	Futures Contracts*	$131,104	$—

		$131,104	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,074,710,769

Gross unrealized appreciation	$4,350,066
Gross unrealized depreciation	(37,791,800)

Net unrealized depreciation	$(33,441,734)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$411,837,820	$—	$411,837,820
Collateralized Mortgage Obligations	—	1,216,856	—	1,216,856
Mortgage Pass-Throughs	—	9,240,446	—	9,240,446
U.S. Treasury Obligations	—	79,732,756	—	79,732,756
Precious Metals	53,674,728	—	—	53,674,728
Short-Term Investments -
Foreign Government Securities	—	313,002,618	—	313,002,618
U.S. Treasury Obligations	—	96,300,811	—	96,300,811
Other	—	76,263,000	—	76,263,000
Total Investments	$53,674,728	$987,594,307	$—	$1,041,269,035
Forward Foreign Currency Exchange Contracts	$—	$3,661,656	$—	$3,661,656
Futures Contracts	266,144	—	—	266,144
Swap Contracts	—	159,168	—	159,168
Total	$53,940,872	$991,415,131	$—	$1,045,356,003

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,905,600)	$—	$(1,905,600)
Total	$—	$(1,905,600)	$—	$(1,905,600)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013